Document and Entity Information Document	Sep. 20, 2019
Document Information [Line Items]
Entity Central Index Key	0000021344
Entity Incorporation, State or Country Code	DE
Document Period End Date	Sep. 20, 2019
Entity File Number	001-02217
Entity Tax Identification Number	58-0628465
Entity Registrant Name	COCA COLA CO
Entity Address, Address Line One	One Coca-Cola Plaza
Entity Address, City or Town	Atlanta,
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30313
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Amendment Flag	true
Amendment Description	Items from Annual Report on Form 10-K for the year ended December 31, 2018, revised to (i) update Company consolidated financial information and related disclosures and certain forward-looking statements to reflect the inclusion of the financial results of CCBA within the Company's results from continuing operations, (ii) update historical operating segment financial information and related disclosures to reflect the inclusion of CCBA in the Company's Bottling Investments operating segment, and (iii) update historical operating segment financial information and related disclosures to reflect a change in the Company's operating segments: Part I, "Item 1. Business"; Part I, "Item 1A. Risk Factors"; Part I, "Item 2. Properties"; Part II, “Item 6. Selected Financial Data”; Part II, "Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations"; Part II, "Item 7A. Quantitative and Qualitative Disclosures About Market Risk"; and Part II, "Item 8. Financial Statements and Supplementary Data".
City Area Code	(404)
Local Phone Number	676-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Type	8-K
Common Stock, $0.25 Par Value [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.25 Par Value
Trading Symbol	KO
Security Exchange Name	NYSE
0.000% Notes Due 2021 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.000% Notes Due 2021
Trading Symbol	KO21B
Security Exchange Name	NYSE
Floating Rate Notes Due 2021 [Member]
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes Due 2021
Trading Symbol	KO21C
Security Exchange Name	NYSE
1.125% Notes Due 2022 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes Due 2022
Trading Symbol	KO22
Security Exchange Name	NYSE
0.125% Notes Due 2022 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.125% Notes Due 2022
Trading Symbol	KO22B
Security Exchange Name	NYSE
0.75% Notes Due 2023 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.75% Notes Due 2023
Trading Symbol	KO23B
Security Exchange Name	NYSE
0.500% Notes Due 2024 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes Due 2024
Trading Symbol	KO24
Security Exchange Name	NYSE
1.875% Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.875% Notes Due 2026
Trading Symbol	KO26
Security Exchange Name	NYSE
0.750% Notes Due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.750% Notes Due 2026
Trading Symbol	KO26C
Security Exchange Name	NYSE
1.125% Notes Due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes Due 2027
Trading Symbol	KO27
Security Exchange Name	NYSE
1.250% Notes Due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes Due 2031
Trading Symbol	KO31
Security Exchange Name	NYSE
1.625% Notes Due 2035 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.625% Notes Due 2035
Trading Symbol	KO35
Security Exchange Name	NYSE
1.100% Notes Due 2036 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.100% Notes Due 2036
Trading Symbol	KO36
Security Exchange Name	NYSE